Convertible Senior Notes, Net (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of notes and other explanatory information [text block] [Abstract]
Schedule of liability and equity components of the convertible notes
As June 30,
2021
Unaudited

Liability component:
Principal amount	$75,000
Unamortized discount	(1,548)
Unamortized issuance costs	(2,809)

Net carrying amount (including accrued interest)	$70,643

Equity component, net of issuance costs of $127 and deferred taxes of $447	$1,683

Schedule of interest expense related to the convertible notes
Six months ended June 30,
2021
Unaudited

Contractual interest expense	$1,099
Amortization of debt discount	319
Amortization of debt issuance costs	579

Total interest expense recognized	$1,997